PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Balance	$ 46
Balance	53
Current (recorded in "other current liabilities")	607	$ 243
Long-term	50	$ 42
Additions	7
Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	3
Decommissioning Liabilities
Reconciliation of changes in other provisions [abstract]
Balance	45
Balance	52
Long-term	49
Additions	7
Decommissioning Liabilities | Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	3
Other
Reconciliation of changes in other provisions [abstract]
Balance	1
Balance	1
Long-term	1
Additions	0
Other | Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	$ 0